Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of transactions between related parties [line items]
Schedule of balances due to related parties
Balances due to related parties	March 31, 2021	March 31, 2020
Bookskipper Accounting & Tax Services	$1,050	$-
Hunter Dickinson Services Inc.	614,352	507,232
Robert Dickinson (interest payable)	174,816	79,726
United Mineral Services Ltd.	5,021	5,021
Total	$795,239	$591,979

Hunter Dickinson Services Inc.
Disclosure of transactions between related parties [line items]
Schedule of related party transactions
Transactions with HDSI	For the years ended March 31,
(rounded to the nearest thousand CAD)	2021	2020	2019
Services received from HDSI and as requested by the Company	$914,000	$1,272,000	$1,620,000
Information technology – infrastructure and support services	60,000	60,000	60,000
Reimbursement, at cost, of third-party expenses incurred by HDSI on behalf of the Company	79,000	104,000	63,000
Total	$1,053,000	$1,436,000	$1,745,000

United Mineral Services Ltd.
Disclosure of transactions between related parties [line items]
Schedule of related party transactions
Transactions with UMS	For the years ended March 31,
(rounded to the nearest thousand CAD)	2021	2020	2019
Services received from UMS and as requested by the Company	$-	$813	$36,000
Interest andfinance charges	-	616	–
Reimbursement of third-party expenses incurred by UMS on behalf of the Company	138,009	8,442	19,000
Total	$138,009	$9,871	$55,000